INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

Following is a summary of the changes in the carrying amount of goodwill and other indefinite-lived asset during the years ended December 31, 2019, 2018 and 2017, net of a $334,861 measurement period adjustment recorded during the year ended December 31, 2019.

	Goodwill	Indefinite Lived Intangible Assets
Balance at December 31, 2017	$1,850,000	$45,515
Acquisitions	24,257,146	—
Balance at December 31, 2018	26,107,146	45,515
Acquisitions	2,964,278	—
Impairment	(1,850,000)	—
Measurement period adjustment	(334,861)	—
Balance at December 31, 2019	$26,886,563	$45,515

The following is a summary of the changes in the carrying amount of goodwill by reportable segment during the years ended December 31, 2019 and 2018.

	Powersports	Automotive	Vehicle Logistics	Total
Balance at December 31, 2018	$1,850,000	$23,074,775	$1,182,371	$26,107,146
Acquisitions	—	2,964,278	—	2,964,278
Impairment	(1,850,000)	—	—	(1,850,000)
Measurement period adjustment	—	—	(334,861)	(334,861)
Balance at December 31, 2019	$—	$26,039,053	$847,510	$26,886,563

We test for impairment of our intangible assets at least annually. During the year ended December 31, 2019, we recognized an impairment loss on goodwill of $1,850,000 related to powersports, which is recorded in selling, general and administrative expenses in the Consolidated Statement of Operations. There were no impairment charges in 2018. During the quarter ended September 30, 2019, the Company finalized the preliminary purchase price allocation recorded at the acquisition date for Wholesale Express and made a measurement period adjustment to the preliminary purchase price allocation which resulted in a decrease in goodwill of $334,861. The Company made this measurement period adjustment to reflect facts and circumstances related to accounts receivable and accounts payable that existed as of the acquisition date and did not result from intervening events subsequent to such date.